Transactions With Related Parties And Joint Operators	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
Transactions With Related Parties And Joint Operators
12	TRANSACTIONS WITH RELATED PARTIES AND JOINT OPERATORS

a)	Transactions with related parties

The main transactions between the Company and its related parties are summarized as follows:

	2019	2020	2021
Revenue from sales of goods and services:
- Joint operations	44,130	15,903	22,374
- Associates	108	5	-
	44,238	15,908	22,374
Purchase of goods and services:
- Joint operations	1,765	-	-
- Associates	-	1,225	4,478
	1,765	1,225	4,478

Transactions between related parties are made based on current price lists and the terms and conditions are the same as those agreed with third parties.

b)	Key Management compensation

Key management includes directors (executives and non-executives), members of the Executive Committee and Internal Audit Management. Compensation paid or payable to key management in 2021 amounted to S/23.3 million (S/22.7 million in 2020 and S/28 million in 2019) and only includes short-term benefits.

c)	Balances at the end of the year were:

	As of December 31,		As of December 31,
	2020		2021
	Receivable	Payable	Receivable	Payable
Current portion:
Joint operations
Consorcio Rio Urubamba	9,357	-	9,792	-
Consorcio Inti Punku	-	6,556	1,865	1,733
Consorcio GyM Conciviles	1,341	1,472	1,479	1,074
Consorcio Italo Peruano	1,520	217	1,394	106
Consorcio Manperan	1,057	656	1,389	4,968
Consorcio Ermitaño	890	474	1,028	515
Consorcio Peruano de Conservacion	3,156	-	654	2,392
Consorcio Norte Pachacutec	1,077	1,192	125	282
Terminales del Peru	501	161	92	399
Consorcio Constructor Chavimochic	-	6,208	-	9,301
Consorcio Rio Mantaro	-	7,655	-	7,043
Consorcio Vial Quinua	-	2,051	-	1,947
Consorcio Chicama Ascope	2,922	-	-	-
Consorcio CDEM	1,111	-	-	1,545
Consorcio GyM-Stracon	-	644	-	143
Consorcio TNT Vial y Vives - DSD Chile Ltda	-	1,015	-	633
Others	2,446	1,701	288	1,803
	25,378	30,002	18,106	33,884

Other related parties
Ferrovias S.A.	-	11,139	-	15,513
Peru Piping Spools S.A.C.	1,960	2,677	2,711	1,607
	1,960	13,816	2,711	17,120
Current portion	27,338	43,818	20,817	51,004

Non-current portion
Gasoducto Sur Peruano S.A.	620,071	-	643,897	-
Ferrovias S.A.	-	12,862	-	14,690
Ferrovias Participaciones S.A.	-	23,435	-	36,022
Non-current	620,071	36,297	643,897	50,712

Accounts receivable and payable are mainly of current maturity and have no specific guarantees; except for accounts receivable from GSP and Ferrovias Participations S.A. These balances do not generate interest considering their maturity in the short term.

The non-current balance corresponds to the obligations arising from the early termination of the GSP project (Note 15 a-i). As of December 31, 2021, the book value of the non-current account receivable registered by the Company, for S/400 million, was recorded using the discounted cash flow method, at a rate of 2.73% (1.6% in 2020) that originated a value of discount of S/77 million equivalent to US$20 million (S/364 million and S/43 million equivalent to US$12 million, as of December 31, 2020, respectively). Additionally, as a result of the early termination of the GSP, and related facts, the subsidiary Cumbra Peru S.A. it has balances from the Consorcio Constructor Ductos del Sur (CCDS) to those who had previously deteriorated in 2016, it was integrated in the consolidation under the proportional participation method. As of December 31, 2021, the value of accounts receivable from CCDS corresponds mainly to collection rights to GSP for S/321 million, which includes S/289 million receivables from CCDS and S/32 million for lost profits (as of December 31, 2020, S/299 million which includes S/267 million and S/32 million, respectively).

Transactions with non-controlling interests are disclosed in Note 35.